CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 265,019	$ 651,022
Cash - restricted	1,830,877	3,025,970
Accounts receivable, net of allowance for credit losses of $0 at December 31, 2025 and December 31, 2024, respectively	3,525,138	1,626,994
Accounts receivable - related party	1,439,228	4,599,094
Prepaid expenses	832,766	1,204,790
Marketable securities	247,913	661,101
Inventories	82,425	205,529
Total current assets	8,223,366	11,974,500
Other assets	491,221	3,608,067
Notes receivable	279,560	242,714
Property and equipment, net	58,297,200	100,039,371
Right of use assets - operating leases	494,755	4,920,454
Intellectual property, net	7,522,772	8,348,703
Customer relationships, net	38,184,057	43,021,022
Goodwill	(0)	68,885,853
Total assets	113,492,931	241,040,684
Current liabilities:
Accounts payable and accrued expenses	13,976,431	34,339,161
Accounts payable and accrued expenses - related parties	1,832,625	831,984
Accrued compensation	41	1,249,099
Unearned revenue	9,107,297	9,107,297
Operating lease liabilities, current	272,469	2,636,151
Finance lease liabilities, current	9,101,852	4,267,396
Loans and notes payable, current	7,443,434	38,963,796
Loans and notes payable, current - related parties	3,616,401	22,108,339
Derivative liabilities	9,062,320
Other liabilities	7,103,109
Total current liabilities	61,515,979	113,503,223
Operating lease liabilities, long term	222,285	2,190,351
Finance lease liabilities, long term		5,135,601
Loans and notes payable, long term	7,864,226	4,938,484
Loans and notes payable, long term - related parties	6,701,887
Deferred tax liability	(0)	154,381
Total liabilities	76,304,377	125,922,040
Stockholders’ equity (deficit):
Preferred stock, $0.001 par value; 15,000,000 shares authorized, 96,731 and 107,789 outstanding as of December 31, 2025 and December 31, 2024	97	108
Common stock, $0.001 par value; 500,000,000 shares authorized; 2,013,106 and 208,546 were issued and outstanding as of December 31, 2025 and December 31, 2024, respectively	402,625	41,709
Additional paid-in capital	245,199,730	208,167,537
Treasury stock, at cost	(20,000)	(20,000)
Accumulated deficit	(204,269,519)	(88,951,426)
Total Vivakor, Inc. stockholders’ equity (deficit)	41,312,933	119,237,928
Noncontrolling interest	(4,124,379)	(4,119,284)
Total stockholders’ equity (deficit)	37,188,554	115,118,644
Total liabilities and stockholders’ equity (deficit)	$ 113,492,931	$ 241,040,684